Related party transactions - Disclosure Of Key Management Compensation (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Disclosure of key management personnel compensation [Line Items]
Monthly compensation	¥ 1,226	¥ 1,083	¥ 987
Bonus	397	196	748
Share compensation	808	772	364
Other			747
Total	¥ 2,430	¥ 2,051	¥ 2,847